Depreciation Amortization and Impairment - Schedule of Discount Rates and Growth in Perpetuity (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Chile [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Discount rates	10.40%	9.50%	10.00%
Range	5.20%	5.20%	5.20%
Chile [member] | Bottom of Range [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Perpetuity growth rate		30.00%
Chile [member] | Top of Range [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Perpetuity growth rate		50.00%
Colombia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Discount rates	12.31%		11.30%
Range	6.50%		6.50%